Eaton Vance
Short Duration Diversified Income Fund
July 31, 2024
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 16.7%
Security	Principal Amount (000's omitted)	Value
AMMC CLO XII Ltd., Series 2013-12A, Class ER, 11.767%, (3 mo. SOFR + 6.442%), 11/10/30(1)(2)	$1,000	$ 995,273
AMMC CLO XV Ltd., Series 2014-15A, Class ERR, 12.473%, (3 mo. SOFR + 7.172%), 1/15/32(1)(2)	2,000	1,995,070
ARES XXXIIR CLO Ltd., Series 2014-32RA, Class D, 11.434%, (3 mo. SOFR + 6.112%), 5/15/30(1)(2)	1,000	1,002,707
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class DR2, 12.063%, (3 mo. SOFR + 6.762%), 1/14/32(1)(2)	2,000	2,005,194
Series 2014-4RA, Class D, 11.213%, (3 mo. SOFR + 5.912%), 7/15/30(1)(2)	1,000	981,318
Series 2015-5A, Class DR, 12.244%, (3 mo. SOFR + 6.962%), 1/20/32(1)(2)	1,000	1,004,997
Carlyle U.S. CLO Ltd., Series 2022-6A, Class DR, 10.035%, (3 mo. SOFR + 4.75%), 10/25/36(1)(2)	1,000	1,031,279
Galaxy XV CLO Ltd., Series 2013-15A, Class ER, 12.208%, (3 mo. SOFR + 6.907%), 10/15/30(1)(2)	1,440	1,443,818
Galaxy XXI CLO Ltd., Series 2015-21A, Class ER, 10.794%, (3 mo. SOFR + 5.512%), 4/20/31(1)(2)	1,000	1,003,095
Golub Capital Partners CLO 23M Ltd., Series 2015-23A, Class ER, 11.294%, (3 mo. SOFR + 6.012%), 1/20/31(1)(2)	2,000	2,008,786
Madison Park Funding LV Ltd., Series 2022-55A, Class D1R, 8.429%, (3 mo. SOFR + 3.15%), 7/18/37(1)(2)	1,500	1,505,625
Magnetite XXII Ltd.:
Series 2019-22A, Class DJ, 9.426%, (3 mo. SOFR + 4.15%), 7/15/36(1)(2)	500	501,875
Series 2019-22A, Class DRR, 8.176%, (3 mo. SOFR + 2.90%), 7/15/36(1)(2)	1,500	1,505,625
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class DR2, 11.464%, (3 mo. SOFR + 6.182%), 10/21/30(1)(2)	3,000	3,009,264
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	278	261,577
Octagon 68 Ltd., Series 2023-1A, Class D, 9.482%, (3 mo. SOFR + 4.20%), 10/20/36(1)(2)	1,000	1,031,007
Palmer Square CLO Ltd., Series 2013-2A, Class DRR, 11.397%, (3 mo. SOFR + 6.112%), 10/17/31(1)(2)	2,000	2,010,672
Voya CLO Ltd., Series 2015-3A, Class DR, 11.744%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	2,000	1,880,096
Total Asset-Backed Securities (identified cost $24,932,902)		$ 25,177,278

Collateralized Mortgage Obligations — 18.6%
Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	$446	$ 414,376
Champs Trust, Series 2024-1, Class A, 9.257%, 7/25/59(1)(4)	1,495	1,559,876
Federal Home Loan Mortgage Corp.:
Series 2113, Class QG, 6.00%, 1/15/29	107	106,982
Series 2167, Class BZ, 7.00%, 6/15/29	91	92,631
Series 2182, Class ZB, 8.00%, 9/15/29	142	146,809
Series 4273, Class PU, 4.00%, 11/15/43	420	384,179
Series 5035, Class AZ, 2.00%, 11/25/50	561	274,967
Series 5327, Class B, 6.00%, 8/25/53	1,000	1,046,199
Series 5410, Class KY, 6.00%, 5/25/54	2,000	2,081,920
Interest Only:(5)
Series 362, Class C7, 3.50%, 9/15/47	954	181,966
Series 2631, Class DS, 1.648%, (6.986% - 30-day SOFR Average), 6/15/33(6)	102	1,784
Series 2770, Class SH, 1.648%, (6.986% - 30-day SOFR Average), 3/15/34(6)	416	46,187
Series 2981, Class CS, 1.268%, (6.606% - 30-day SOFR Average), 5/15/35(6)	218	13,844
Series 3114, Class TS, 1.198%, (6.536% - 30-day SOFR Average), 9/15/30(6)	316	11,248
Series 3339, Class JI, 1.138%, (6.476% - 30-day SOFR Average), 7/15/37(6)	708	67,214
Series 4109, Class ES, 0.698%, (6.036% - 30-day SOFR Average), 12/15/41(6)	31	3,326
Series 4163, Class GS, 0.748%, (6.086% - 30-day SOFR Average), 11/15/32(6)	1,114	67,168
Series 4169, Class AS, 0.798%, (6.136% - 30-day SOFR Average), 2/15/33(6)	566	32,732
Series 4203, Class QS, 0.798%, (6.136% - 30-day SOFR Average), 5/15/43(6)	592	42,305
Series 4370, Class IO, 3.50%, 9/15/41	53	1,106
Series 4497, Class CS, 0.748%, (6.086% - 30-day SOFR Average), 9/15/44(6)	151	4,320
Series 4507, Class EI, 4.00%, 8/15/44	691	80,918
Series 4629, Class QI, 3.50%, 11/15/46	490	88,612
Series 4644, Class TI, 3.50%, 1/15/45	384	48,555
Series 4744, Class IO, 4.00%, 11/15/47	455	95,571
Series 4749, Class IL, 4.00%, 12/15/47	355	74,702
Series 4768, Class IO, 4.00%, 3/15/48	424	89,445
Series 4772, Class PI, 4.00%, 1/15/48	307	64,786
Series 4966, Class SY, 0.588%, (5.936% - 30-day SOFR Average), 4/25/50(6)	1,687	219,915
Principal Only:(7)
Series 3309, Class DO, 0.00%, 4/15/37	350	275,980
Series 4478, Class PO, 0.00%, 5/15/45	165	121,954
Federal National Mortgage Association:
Series 1997-38, Class N, 8.00%, 5/20/27	38	39,190

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2007-74, Class AC, 5.00%, 8/25/37	$405	$ 405,055
Series 2011-49, Class NT, 6.00%, (64.855% - 30-day SOFR Average x 10.00, Cap 6.00%), 6/25/41(6)	115	112,131
Series 2012-134, Class ZT, 2.00%, 12/25/42	498	387,478
Series 2013-6, Class TA, 1.50%, 1/25/43	263	229,169
Series 2015-74, Class SL, 0.00%, (2.282% - 30-day SOFR Average x 0.587, Floor 0.00%), 10/25/45(6)	867	506,924
Series 2017-15, Class LE, 3.00%, 6/25/46	39	38,075
Interest Only:(5)
Series 2004-46, Class SI, 0.538%, (5.886% - 30-day SOFR Average), 5/25/34(6)	225	8,089
Series 2005-17, Class SA, 1.238%, (6.586% - 30-day SOFR Average), 3/25/35(6)	394	36,528
Series 2006-42, Class PI, 1.128%, (6.476% - 30-day SOFR Average), 6/25/36(6)	493	45,240
Series 2006-44, Class IS, 1.138%, (6.486% - 30-day SOFR Average), 6/25/36(6)	476	40,878
Series 2007-50, Class LS, 0.988%, (6.336% - 30-day SOFR Average), 6/25/37(6)	388	35,126
Series 2008-26, Class SA, 0.738%, (6.086% - 30-day SOFR Average), 4/25/38(6)	497	47,071
Series 2008-61, Class S, 0.638%, (5.986% - 30-day SOFR Average), 7/25/38(6)	745	48,819
Series 2010-109, Class PS, 1.138%, (6.486% - 30-day SOFR Average), 10/25/40(6)	781	61,658
Series 2010-147, Class KS, 0.488%, (5.836% - 30-day SOFR Average), 1/25/41(6)	855	32,822
Series 2012-52, Class AI, 3.50%, 8/25/26	45	727
Series 2012-118, Class IN, 3.50%, 11/25/42	1,084	209,896
Series 2012-150, Class PS, 0.688%, (6.036% - 30-day SOFR Average), 1/25/43(6)	1,712	179,954
Series 2012-150, Class SK, 0.688%, (6.036% - 30-day SOFR Average), 1/25/43(6)	722	80,065
Series 2013-23, Class CS, 0.788%, (6.136% - 30-day SOFR Average), 3/25/33(6)	567	32,606
Series 2014-32, Class EI, 4.00%, 6/25/44	173	31,792
Series 2014-55, Class IN, 3.50%, 7/25/44	398	75,210
Series 2014-80, Class BI, 3.00%, 12/25/44	909	147,083
Series 2014-89, Class IO, 3.50%, 1/25/45	329	63,226
Series 2015-14, Class KI, 3.00%, 3/25/45	734	114,162
Series 2015-52, Class MI, 3.50%, 7/25/45	390	74,879
Series 2015-57, Class IO, 3.00%, 8/25/45	1,528	254,159
Series 2015-93, Class BS, 0.688%, (6.036% - 30-day SOFR Average), 8/25/45(6)	408	29,207
Series 2018-21, Class IO, 3.00%, 4/25/48	738	118,858
Series 2020-23, Class SP, 0.588%, (5.936% - 30-day SOFR Average), 2/25/50(6)	1,339	175,860
Series 2020-45, Class IJ, 2.50%, 7/25/50	1,831	263,612
Principal Only:(7) Series 2006-8, Class WQ, 0.00%, 3/25/36	348	282,821
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 9.212%, (30-day SOFR Average + 3.864%), 3/25/50(1)(2)	$978	$ 986,241
Government National Mortgage Association:
Series 2021-160, Class NZ, 3.00%, 9/20/51	311	183,261
Series 2022-189, Class US, 3.138%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(6)	258	275,305
Series 2023-56, Class ZE, 6.00%, 4/20/53	1,078	1,125,013
Series 2023-96, Class BL, 6.00%, 7/20/53	1,000	1,052,041
Series 2023-97, Class CB, 6.00%, 7/20/53	1,000	1,035,163
Series 2023-115, Class AL, 6.00%, 8/20/53	500	515,994
Series 2023-149, Class S, 5.418%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(6)	924	986,206
Series 2023-164, Class EL, 6.00%, 11/20/53	1,000	1,037,656
Series 2023-165, Class DY, 6.00%, 11/20/53	1,000	1,040,673
Series 2023-165, Class EY, 6.50%, 11/20/53	2,000	2,117,944
Series 2023-173, Class AX, 6.00%, 11/20/53	1,000	1,048,432
Series 2023-182, Class EL, 6.00%, 12/20/53	1,000	1,043,828
Interest Only:(5)
Series 2017-121, Class DS, 0.00%, (4.386% - 1 mo. SOFR, Floor 0.00%), 8/20/47(6)	742	30,099
Series 2020-146, Class IQ, 2.00%, 10/20/50	5,266	619,014
Series 2021-131, Class QI, 3.00%, 7/20/51	3,017	385,169
Series 2021-193, Class IU, 3.00%, 11/20/49	5,824	805,049
Series 2021-209, Class IW, 3.00%, 11/20/51	4,428	580,747
JPM Lending Facility, 12.33%, (SOFR + 7.00%), 7/15/29(2)	1,238	1,235,149
Total Collateralized Mortgage Obligations (identified cost $37,391,071)		$ 28,052,931

Commercial Mortgage-Backed Securities — 7.2%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(4)	$795	$ 329,008
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(4)	1,605	390,720
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.529%, 2/15/50(1)(4)	700	541,998
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class D, 3.225%, 9/15/48(1)	1,100	984,836
COMM Mortgage Trust, Series 2013-CR11, Class D, 4.463%, 8/10/50(1)(4)	2,380	2,210,779
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.537%, 9/15/47(1)(4)	480	289,602
Series 2014-C25, Class D, 3.926%, 11/15/47(1)(4)	260	126,108

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class B, 4.306%, 6/15/47(4)(8)	$101	$ 95,928
Series 2016-C29, Class D, 3.00%, 5/15/49(1)(8)	1,000	832,887
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(4)(8)	250	171,626
Morgan Stanley Capital I Trust, Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(8)	1,000	507,524
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class D, 3.93%, 4/10/46(1)(4)	851	741,339
VMC Finance LLC, Series 2021-HT1, Class B, 9.949%, (1 mo. SOFR + 4.614%), 1/18/37(1)(2)	1,000	985,189
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class D, 3.951%, 7/15/46(1)(4)	2,000	727,800
Series 2015-C31, Class D, 3.852%, 11/15/48	922	766,642
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	1,000	845,496
Series 2016-C36, Class D, 2.942%, 11/15/59(1)	500	355,421
Total Commercial Mortgage-Backed Securities (identified cost $13,665,522)		$ 10,902,903

Common Stocks — 0.7%
Security	Shares	Value
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(9)(10)	2,596	$ 54,516
Phoenix Services International LLC(9)(10)	2,365	11,677
Phoenix Services International LLC(9)(10)	216	1,067
		$ 67,260
Electronics/Electrical — 0.0%(11)
Skillsoft Corp.(9)(10)	585	$ 10,062
		$ 10,062
Entertainment — 0.0%(11)
New Cineworld Ltd.(9)(10)	2,436	$ 46,284
		$ 46,284
Health Care — 0.2%
Akorn Holding Co. LLC(9)(10)(12)	6,053	$ 0
Cano Health, Inc.(9)(10)	3,285	26,280
Endo, Inc.(9)(12)(13)	73	1,925
Endo, Inc.(9)	4,841	138,776
Envision Parent, Inc.(9)(10)	10,840	117,433
		$ 284,414
Security	Shares	Value
Household Durables — 0.1%
Serta Simmons Bedding, Inc.(9)(10)	17,110	$ 128,325
Serta SSB Equipment Co.(9)(10)(12)	17,110	0
		$ 128,325
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., Class A(10)	2,249	$ 185,542
		$ 185,542
Oil and Gas — 0.0%
AFG Holdings, Inc.(9)(10)(12)	3,122	$ 0
		$ 0
Pharmaceuticals — 0.2%
Covis Midco 1 SARL, Class A(9)(10)	88	$ 44
Covis Midco 1 SARL, Class B(9)(10)	88	45
Covis Midco 1 SARL, Class C(9)(10)	88	45
Covis Midco 1 SARL, Class D(9)(10)	88	45
Covis Midco 1 SARL, Class E(9)(10)	88	45
Mallinckrodt International Finance SA(9)(10)	5,076	288,063
		$ 288,287
Retail — 0.0%
Jubilee Enterprise PCL, Class A1(9)(10)(12)	79	$ 0
Jubilee Enterprise PCL, Class A2(9)(10)(12)	63,218	0
		$ 0
Telecommunications — 0.0%
GEE Acquisition Holdings Corp.(9)(10)(12)	3,588	$ 0
		$ 0
Total Common Stocks (identified cost $1,180,164)		$ 1,010,174

Corporate Bonds — 13.3%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.4%
Bombardier, Inc., 7.875%, 4/15/27(1)	$78	$ 78,167
Rolls-Royce PLC, 5.75%, 10/15/27(1)	200	202,523
TransDigm, Inc.:
4.625%, 1/15/29	150	141,996
4.875%, 5/1/29	150	142,891
		$ 565,577

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Automotive — 0.5%
Clarios Global LP/Clarios U.S. Finance Co.:
6.25%, 5/15/26(1)	$116	$ 116,010
8.50%, 5/15/27(1)	642	647,997
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)	75	64,476
		$ 828,483
Building and Development — 0.7%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 4/1/30(1)	$50	$ 45,690
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	500	447,230
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(1)	93	94,862
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	192	190,399
Standard Industries, Inc., 3.375%, 1/15/31(1)	200	171,305
White Cap Parent LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(1)(14)	183	183,562
		$ 1,133,048
Business Equipment and Services — 0.3%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	$250	$ 243,223
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27(1)	185	184,982
		$ 428,205
Cable and Satellite Television — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.75%, 3/1/30(1)	$75	$ 67,205
5.50%, 5/1/26(1)	500	497,713
		$ 564,918
Chemicals — 0.1%
Calderys Financing LLC, 11.25%, 6/1/28(1)	$200	$ 214,147
		$ 214,147
Commercial Services — 0.7%
APi Group DE, Inc., 4.75%, 10/15/29(1)	$300	$ 285,711
Boost Newco Borrower LLC, 7.50%, 1/15/31(1)	200	210,780
Korn Ferry, 4.625%, 12/15/27(1)	86	83,266
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	241	229,890
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)	200	208,880
		$ 1,018,527
Security	Principal Amount (000's omitted)	Value
Computers — 0.1%
McAfee Corp., 7.375%, 2/15/30(1)	$200	$ 186,686
		$ 186,686
Distribution & Wholesale — 0.2%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	$65	$ 62,960
Performance Food Group, Inc., 5.50%, 10/15/27(1)	172	169,890
		$ 232,850
Diversified Financial Services — 0.2%
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(1)	$200	$ 189,488
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	100	89,047
		$ 278,535
Ecological Services and Equipment — 0.3%
GFL Environmental, Inc., 4.75%, 6/15/29(1)	$238	$ 227,029
Reworld Holding Corp., 5.00%, 9/1/30	200	181,591
		$ 408,620
Electric Utilities — 0.1%
WESCO Distribution, Inc.:
6.375%, 3/15/29(1)	$93	$ 94,319
6.625%, 3/15/32(1)	93	94,854
		$ 189,173
Electronics/Electrical — 0.3%
Imola Merger Corp., 4.75%, 5/15/29(1)	$291	$ 274,189
Sensata Technologies, Inc., 4.375%, 2/15/30(1)	189	175,770
		$ 449,959
Energy — 0.1%
Sunoco LP, 7.25%, 5/1/32(1)	$91	$ 94,656
		$ 94,656
Engineering & Construction — 0.3%
TopBuild Corp., 4.125%, 2/15/32(1)	$150	$ 135,261
VM Consolidated, Inc., 5.50%, 4/15/29(1)	370	358,728
		$ 493,989
Entertainment — 0.5%
Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29(1)	$200	$ 208,268
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	325	332,177

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Entertainment (continued)
Churchill Downs, Inc., 5.75%, 4/1/30(1)	$100	$ 98,110
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)	70	65,490
		$ 704,045
Financial Services — 0.6%
Vietnam Debt and Asset Trading Corp., 1.00%, 10/10/25(15)	$1,060	$ 984,534
		$ 984,534
Food Service — 0.3%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/30(1)	$212	$ 189,255
Chobani LLC/Chobani Finance Corp., Inc., 7.625%, 7/1/29(1)	202	209,617
		$ 398,872
Health Care — 1.3%
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)	$160	$ 162,493
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(1)	200	213,250
LifePoint Health, Inc., 5.375%, 1/15/29(1)	547	496,061
Medline Borrower LP, 5.25%, 10/1/29(1)	500	483,647
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	296	267,929
Option Care Health, Inc., 4.375%, 10/31/29(1)	400	373,987
		$ 1,997,367
Home Furnishings — 0.1%
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	$216	$ 186,142
		$ 186,142
Insurance — 0.4%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
5.875%, 11/1/29(1)	$200	$ 191,664
6.75%, 10/15/27(1)	100	99,346
AssuredPartners, Inc., 5.625%, 1/15/29(1)	200	190,646
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	92	94,460
		$ 576,116
Internet Software & Services — 0.2%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	$85	$ 75,930
Cars.com, Inc., 6.375%, 11/1/28(1)	187	184,230
		$ 260,160
Security	Principal Amount (000's omitted)	Value
Leisure Goods/Activities/Movies — 0.9%
Acushnet Co., 7.375%, 10/15/28(1)	$87	$ 90,793
Cinemark USA, Inc., 5.25%, 7/15/28(1)	100	96,765
Life Time, Inc., 8.00%, 4/15/26(1)	90	91,273
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	194	194,023
NCL Corp. Ltd., 5.875%, 2/15/27(1)	375	372,518
Viking Cruises Ltd., 5.875%, 9/15/27(1)	540	537,216
		$ 1,382,588
Media — 0.0%(11)
iHeartCommunications, Inc., 6.375%, 5/1/26	$27	$ 22,933
		$ 22,933
Metals/Mining — 0.2%
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	$161	$ 158,557
Hudbay Minerals, Inc., 4.50%, 4/1/26(1)	150	146,810
		$ 305,367
Nonferrous Metals/Minerals — 0.3%
New Gold, Inc., 7.50%, 7/15/27(1)	$381	$ 385,755
		$ 385,755
Oil and Gas — 1.3%
Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	$250	$ 251,291
Civitas Resources, Inc., 8.75%, 7/1/31(1)	172	185,180
Permian Resources Operating LLC, 7.75%, 2/15/26(1)	750	759,924
Petroleos de Venezuela SA:
5.375%, 4/12/27(15)(16)	621	70,584
5.50%, 4/12/37(15)(16)	215	24,233
6.00%, 10/28/22(15)(16)	155	15,458
6.00%, 5/16/24(15)(16)	757	89,284
6.00%, 11/15/26(15)(16)	449	51,679
9.00%, 11/17/21(15)(16)	283	34,102
9.75%, 5/17/35(15)(16)	316	39,450
12.75%, 2/17/22(15)(16)	196	26,978
Petroleos Mexicanos:
5.35%, 2/12/28	30	27,184
6.50%, 3/13/27	101	97,199
6.84%, 1/23/30	177	158,562
6.875%, 8/4/26	174	171,703
		$ 2,002,811

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Pipelines — 0.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	$100	$ 99,828
Cheniere Energy Partners LP, 4.50%, 10/1/29	71	68,756
Venture Global LNG, Inc.:
8.125%, 6/1/28(1)	150	156,309
9.875%, 2/1/32(1)	200	222,142
		$ 547,035
Publishing — 0.1%
McGraw-Hill Education, Inc., 5.75%, 8/1/28(1)	$134	$ 129,202
		$ 129,202
Radio and Television — 0.1%
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 8/15/27(1)	$150	$ 146,704
		$ 146,704
Real Estate Investment Trusts (REITs) — 0.1%
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)	$90	$ 95,625
VICI Properties LP/VICI Note Co., Inc., 5.75%, 2/1/27(1)	44	44,352
		$ 139,977
Retail — 0.4%
Evergreen AcqCo 1 LP/TVI, Inc., 9.75%, 4/26/28(1)	$26	$ 27,448
Group 1 Automotive, Inc., 4.00%, 8/15/28(1)	400	373,136
Raising Cane's Restaurants LLC, 9.375%, 5/1/29(1)	167	180,496
		$ 581,080
Retailers (Except Food and Drug) — 0.2%
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29(1)	$355	$ 344,917
		$ 344,917
Software — 0.1%
Cloud Software Group, Inc.:
6.50%, 3/31/29(1)	$97	$ 94,617
9.00%, 9/30/29(1)	95	94,528
		$ 189,145
Software and Services — 0.2%
Fair Isaac Corp., 4.00%, 6/15/28(1)	$250	$ 235,437
		$ 235,437
Security	Principal Amount (000's omitted)	Value
Technology — 0.1%
athenahealth Group, Inc., 6.50%, 2/15/30(1)	$160	$ 151,018
		$ 151,018
Telecommunications — 0.2%
Ciena Corp., 4.00%, 1/31/30(1)	$100	$ 91,902
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/1/26(1)	200	196,769
Viasat, Inc., 5.625%, 4/15/27(1)	19	17,874
		$ 306,545
Utilities — 0.6%
Calpine Corp.:
4.50%, 2/15/28(1)	$250	$ 239,643
4.625%, 2/1/29(1)	250	236,397
5.25%, 6/1/26(1)	25	24,833
NRG Energy, Inc., 3.375%, 2/15/29(1)	200	180,126
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	70	67,513
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	185	190,522
		$ 939,034
Total Corporate Bonds (identified cost $19,407,474)		$ 20,004,157

Senior Floating-Rate Loans — 31.4%(17)
Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 0.1%
Dynasty Acquisition Co., Inc.:
Term Loan, 8.844%, (SOFR + 3.50%), 8/24/28	158	$ 158,775
Term Loan, 8.844%, (SOFR + 3.50%), 8/24/28	61	61,219
		$ 219,994
Airlines — 0.1%
SkyMiles IP Ltd., Term Loan, 9.032%, (SOFR + 3.75%), 10/20/27	120	$ 122,519
		$ 122,519
Auto Components — 0.7%
Adient U.S. LLC, Term Loan, 8.094%, (SOFR + 2.75%), 1/31/31	79	$ 79,702
Autokiniton U.S. Holdings, Inc., Term Loan, 9.458%, (SOFR + 4.00%), 4/6/28	170	171,015

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Auto Components (continued)
Clarios Global LP, Term Loan, 7.844%, (SOFR + 2.50%), 5/6/30	324	$ 325,741
DexKo Global, Inc., Term Loan, 9.346%, (SOFR + 3.75%), 10/4/28	122	121,917
Garrett LX I SARL, Term Loan, 8.002%, (SOFR + 2.75%), 4/30/28	97	97,615
RealTruck Group, Inc.:
Term Loan, 8.958%, (SOFR + 3.50%), 1/31/28	194	193,258
Term Loan, 10.458%, (SOFR + 5.00%), 1/31/28	100	99,781
		$ 1,089,029
Automobiles — 0.7%
Bombardier Recreational Products, Inc., Term Loan, 8.094%, (SOFR + 2.75%), 1/22/31	765	$ 766,139
MajorDrive Holdings IV LLC:
Term Loan, 9.596%, (SOFR + 4.00%), 6/1/28	73	72,847
Term Loan, 10.985%, (SOFR + 5.50%), 6/1/29	220	221,450
		$ 1,060,436
Beverages — 0.2%
Arterra Wines Canada, Inc., Term Loan, 9.096%, (SOFR + 3.50%), 11/24/27	145	$ 138,689
City Brewing Co. LLC:
Term Loan, 9.063%, (SOFR + 3.50%), 4/5/28	47	42,163
Term Loan, 11.551%, (SOFR + 6.25%), 4/5/28	15	15,348
Term Loan - Second Lien, 10.563%, (SOFR + 5.26%), 9.063% cash, 1.50% PIK, 4/5/28	47	37,358
		$ 233,558
Biotechnology — 0.0%(11)
Alkermes, Inc., Term Loan, 7.964%, (SOFR + 2.50%), 3/12/26	67	$ 67,365
		$ 67,365
Building Products — 0.4%
LHS Borrower LLC, Term Loan, 10.194%, (SOFR + 4.75%), 2/16/29	121	$ 113,772
MI Windows and Doors LLC, Term Loan, 8.844%, (SOFR + 3.50%), 3/28/31	175	175,766
Oscar AcquisitionCo LLC, Term Loan, 9.585%, (SOFR + 4.25%), 4/29/29	123	122,237
Standard Industries, Inc., Term Loan, 7.345%, (SOFR + 2.00%), 9/22/28	154	154,496
		$ 566,271
Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets — 1.1%
Advisor Group, Inc., Term Loan, 9.344%, (SOFR + 4.00%), 8/17/28		668	$ 659,749
Aretec Group, Inc., Term Loan, 9.344%, (SOFR + 4.00%), 8/9/30		288	283,991
Brookfield Property REIT, Inc., Term Loan, 7.944%, (SOFR + 2.50%), 8/27/25		89	89,079
FinCo I LLC, Term Loan, 8.255%, (SOFR + 3.00%), 6/27/29		173	174,468
Franklin Square Holdings LP, Term Loan, 7.594%, (SOFR + 2.25%), 4/25/31		125	125,156
LPL Holdings, Inc., Term Loan, 7.193%, (SOFR + 1.75%), 11/12/26		191	191,222
Victory Capital Holdings, Inc., Term Loan, 7.664%, (SOFR + 2.25%), 7/1/26		120	120,778
			$ 1,644,443
Chemicals — 1.7%
Aruba Investments Holdings LLC, Term Loan, 9.444%, (SOFR + 4.00%), 11/24/27		97	$ 96,945
CPC Acquisition Corp., Term Loan, 9.346%, (SOFR + 3.75%), 12/29/27		109	89,897
Gemini HDPE LLC, Term Loan, 8.514%, (SOFR + 3.00%), 12/31/27		106	106,977
INEOS Enterprises Holdings II Ltd., Term Loan, 7.794%, (3 mo. EURIBOR + 4.00%), 7/7/30	EUR	25	27,282
INEOS Quattro Holdings U.K. Ltd., Term Loan, 9.694%, (SOFR + 4.25%), 4/2/29		390	390,266
INEOS U.S. Finance LLC, Term Loan, 8.594%, (SOFR + 3.25%), 2/18/30		619	617,383
Lonza Group AG, Term Loan, 9.36%, (SOFR + 3.93%), 7/3/28		267	259,293
Momentive Performance Materials, Inc., Term Loan, 9.844%, (SOFR + 4.50%), 3/29/28		123	123,708
Nouryon Finance BV, Term Loan, 8.826%, (SOFR + 3.50%), 4/3/28		163	163,792
Olympus Water U.S. Holding Corp., Term Loan, 9.097%, (SOFR + 3.75%), 6/20/31		322	323,543
Tronox Finance LLC, Term Loan, 8.073%, (SOFR + 2.50%), 3/10/28(18)		208	208,953
W.R. Grace & Co.-Conn., Term Loan, 8.594%, (SOFR + 3.25%), 9/22/28		146	147,164
			$ 2,555,203
Commercial Services & Supplies — 1.1%
Albion Financing 3 SARL, Term Loan, 9.826%, (SOFR + 4.25%), 8/17/29		219	$ 221,569
Allied Universal Holdco LLC, Term Loan, 9.194%, (SOFR + 3.75%), 5/12/28		456	456,619

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Commercial Services & Supplies (continued)
EnergySolutions LLC, Term Loan, 9.094%, (SOFR + 3.75%), 9/20/30	144	$ 144,640
Garda World Security Corp., Term Loan, 9.594%, (SOFR + 4.25%), 2/1/29	169	170,219
GFL Environmental, Inc., Term Loan, 7.321%, (SOFR + 2.00%), 6/27/31	125	125,536
LABL, Inc., Term Loan, 10.447%, (SOFR + 5.00%), 10/29/28	98	94,672
Monitronics International, Inc., Term Loan, 13.014%, (SOFR + 7.50%), 6/30/28	142	142,223
Phoenix Services International LLC, Term Loan, 11.444%, (SOFR + 6.10%), 6/30/28	29	27,935
Prime Security Services Borrower LLC, Term Loan, 7.582%, (SOFR + 2.25%), 10/13/30	125	125,449
Tempo Acquisition LLC, Term Loan, 7.594%, (SOFR + 2.25%), 8/31/28	101	101,698
TruGreen LP, Term Loan, 9.444%, (SOFR + 4.00%), 11/2/27	97	92,254
		$ 1,702,814
Construction Materials — 0.1%
U.S. Silica Co., Term Loan, 7/18/31(19)	100	$ 99,250
		$ 99,250
Consumer Staples Distribution & Retail — 0.2%
Peer Holding III BV:
Term Loan, 8.314%, (SOFR + 3.00%), 6/20/31	175	$ 175,984
Term Loan, 8.585%, (SOFR + 3.25%), 10/28/30	150	150,467
		$ 326,451
Containers & Packaging — 0.6%
Berlin Packaging LLC, Term Loan, 9.092%, (SOFR + 3.75%), 6/9/31(18)	171	$ 171,531
Clydesdale Acquisition Holdings, Inc., Term Loan, 9.119%, (SOFR + 3.68%), 4/13/29	74	73,650
Pregis TopCo Corp., Term Loan, 9.344%, (SOFR + 4.00%), 7/31/26	96	96,022
Pretium Packaging LLC, Term Loan - Second Lien, 11.33%, (SOFR + 6.00%), 9.927% cash, 1.403% PIK, 10/2/28	43	35,475
Proampac PG Borrower LLC, Term Loan, 9.31%, (SOFR + 4.00%), 9/15/28	174	174,888
Reynolds Group Holdings, Inc., Term Loan, 7.844%, (SOFR + 2.50%), 9/24/28	271	271,629
Trident TPI Holdings, Inc., Term Loan, 9.332%, (SOFR + 4.00%), 9/15/28	122	122,792
		$ 945,987
Borrower/Description	Principal Amount* (000's omitted)		Value
Distributors — 0.2%
CD&R Hydra Buyer, Inc., Term Loan, 9.444%, (SOFR + 4.00%), 3/25/31		125	$ 125,311
Parts Europe SA, Term Loan, 7.438%, (3 mo. EURIBOR + 3.75%), 2/3/31	EUR	200	217,424
			$ 342,735
Diversified Consumer Services — 0.4%
Belron Finance U.S. LLC, Term Loan, 7.514%, (SOFR + 2.00%), 4/13/28		121	$ 121,341
KUEHG Corp., Term Loan, 9.835%, (SOFR + 4.50%), 6/12/30		248	249,649
Wand NewCo 3, Inc., Term Loan, 8.597%, (SOFR + 3.25%), 1/30/31		175	175,936
			$ 546,926
Diversified Telecommunication Services — 0.3%
Altice France SA, Term Loan, 10.801%, (SOFR + 5.50%), 8/15/28		204	$ 155,652
Anuvu Holdings 2 LLC:
Term Loan, 13.444%, (SOFR + 8.00%), 3/24/25(12)		32	25,332
Term Loan - Second Lien, 13.694%, (SOFR + 8.25%), 5.444% cash, 8.25% PIK, 3/23/26(12)		76	33,879
Virgin Media Bristol LLC, Term Loan, 8.693%, (SOFR + 3.25%), 1/31/29		175	168,266
			$ 383,129
Electrical Equipment — 0.5%
WEC U.S. Holdings Ltd., Term Loan, 8.094%, (SOFR + 2.75%), 1/27/31		759	$ 761,459
			$ 761,459
Electronic Equipment, Instruments & Components — 0.8%
Chamberlain Group, Inc.:
Term Loan, 8.694%, (SOFR + 3.25%), 11/3/28		219	$ 219,255
Term Loan, 8.844%, (SOFR + 3.50%), 11/3/28		175	174,399
Creation Technologies, Inc., Term Loan, 11.08%, (SOFR + 5.50%), 10/5/28		147	137,094
II-VI, Inc., Term Loan, 7.844%, (SOFR + 2.50%), 7/2/29		128	128,206
Mirion Technologies, Inc., Term Loan, 7.585%, (SOFR + 2.25%), 10/20/28		84	83,324
Robertshaw U.S. Holding Corp.:
DIP Loan, 15.85%, (SOFR + 10.50%), 6.35% cash, 9.50% PIK, 9/27/24		50	49,159
Term Loan, 0.00%, 2/28/27(16)		0(20)	27
Term Loan, 0.00%, 2/28/27(16)		154	149,789
Term Loan - Second Lien, 0.00%, 2/28/27(16)		141	74,252

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components (continued)
Verifone Systems, Inc., Term Loan, 9.598%, (SOFR + 4.00%), 8/20/25		165	$ 143,495
			$ 1,159,000
Energy Equipment & Services — 0.1%
Ameriforge Group, Inc.:
Term Loan, 11.339%, (SOFR + 6.00%), 12/31/25(12)		98	$ 45,376
Term Loan, 16.462%, (SOFR + 11.00%), 11.462% cash, 5.00% PIK, 12/31/25(12)		12	5,389
PG Investment Co. 59 SARL, Term Loan, 8.835%, (SOFR + 3.50%), 3/26/31		150	151,219
			$ 201,984
Engineering & Construction — 0.2%
American Residential Services LLC, Term Loan, 9.096%, (SOFR + 3.50%), 10/15/27		97	$ 96,983
Azuria Water Solutions, Inc., Term Loan, 9.094%, (SOFR + 3.75%), 5/17/28		73	73,356
Northstar Group Services, Inc., Term Loan, 10.014%, (SOFR + 4.75%), 5/8/30		175	175,292
			$ 345,631
Entertainment — 0.2%
Crown Finance U.S., Inc., Term Loan, 13.958%, (SOFR + 8.50%), 6.958% cash, 7.00% PIK, 7/31/28		56	$ 57,025
Renaissance Holding Corp., Term Loan, 9.597%, (SOFR + 4.25%), 4/5/30		149	149,404
Vue Entertainment International Ltd., Term Loan, 12.428%, (6 mo. EURIBOR + 8.50%), 4.028% cash, 8.40% PIK, 12/31/27	EUR	43	26,824
Vue International Bidco PLC, Term Loan, 11.844%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	12	12,852
			$ 246,105
Equity Real Estate Investment Trusts (REITs) — 0.1%
Iron Mountain, Inc., Term Loan, 7.344%, (SOFR + 2.00%), 1/31/31		117	$ 116,968
			$ 116,968
Financial Services — 0.7%
CPI Holdco B LLC, Term Loan, 7.344%, (SOFR + 2.00%), 5/19/31		150	$ 150,188
Ditech Holding Corp., Term Loan, 0.00%, 6/30/25(16)		247	48,712
Grant Thornton Advisors LLC, Term Loan, 8.597%, (SOFR + 3.25%), 6/2/31		175	175,738
Borrower/Description	Principal Amount* (000's omitted)	Value
Financial Services (continued)
GTCR W Merger Sub LLC, Term Loan, 8.335%, (SOFR + 3.00%), 1/31/31	425	$ 426,195
NCR Atleos LLC, Term Loan, 10.102%, (SOFR + 4.75%), 3/27/29(18)	199	201,703
		$ 1,002,536
Food & Staples Retailing — 0.1%
US Foods, Inc., Term Loan, 7.458%, (SOFR + 2.00%), 9/13/26	185	$ 185,582
		$ 185,582
Food Products — 0.2%
Froneri International Ltd., Term Loan, 7.694%, (SOFR + 2.25%), 1/29/27	288	$ 288,748
		$ 288,748
Health Care Equipment & Supplies — 0.2%
Bayou Intermediate II LLC, Term Loan, 10.014%, (SOFR + 4.50%), 8/2/28	122	$ 119,742
Journey Personal Care Corp., Term Loan, 9.712%, (SOFR + 4.25%), 3/1/28	170	169,580
		$ 289,322
Health Care Providers & Services — 1.6%
AEA International Holdings (Lux) SARL, Term Loan, 8.033%, (SOFR + 2.75%), 9/7/28	146	$ 146,996
BW NHHC Holdco, Inc., Term Loan - Second Lien, 13.335%, (SOFR + 8.00%), 11.085% cash, 2.25% PIK, 1/15/26	146	126,718
Cano Health LLC, Term Loan, 13.345%, (SOFR + 8.00%), 6/28/29	14	14,293
CHG Healthcare Services, Inc., Term Loan, 8.708%, (SOFR + 3.25%), 9/29/28	146	146,203
CNT Holdings I Corp., Term Loan, 8.752%, (SOFR + 3.50%), 11/8/27	97	97,288
Covis Finco SARL, Term Loan, 0.00%, 2/18/27(16)	109	44,003
Electron BidCo, Inc., Term Loan, 8.458%, (SOFR + 3.00%), 11/1/28	122	122,703
Ensemble RCM LLC, Term Loan, 8.252%, (SOFR + 3.00%), 8/1/29	230	231,068
IVC Acquisition Ltd., Term Loan, 10.085%, (SOFR + 4.75%), 12/12/28	149	150,153
Medical Solutions Holdings, Inc., Term Loan, 8.602%, (SOFR + 3.25%), 11/1/28	196	156,369
National Mentor Holdings, Inc.:
Term Loan, 9.185%, (SOFR + 3.75%), 3/2/28	9	8,942
Term Loan, 9.192%, (SOFR + 3.75%), 3/2/28(18)	316	298,406

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Health Care Providers & Services (continued)
Pacific Dental Services LLC, Term Loan, 8.585%, (SOFR + 3.25%), 3/15/31	125	$ 125,272
Phoenix Guarantor, Inc., Term Loan, 8.594%, (SOFR + 3.25%), 2/21/31	229	229,712
Select Medical Corp., Term Loan, 8.344%, (SOFR + 3.00%), 3/6/27	66	66,354
Surgery Center Holdings, Inc., Term Loan, 8.095%, (SOFR + 2.75%), 12/19/30	195	195,426
TTF Holdings LLC, Term Loan, 9.094%, (SOFR + 3.75%), 7/18/31	175	175,547
		$ 2,335,453
Health Care Technology — 0.5%
Imprivata, Inc., Term Loan, 8.752%, (SOFR + 3.50%), 12/1/27	169	$ 170,331
PointClickCare Technologies, Inc., Term Loan, 8.335%, (SOFR + 3.00%), 12/29/27	97	97,362
Project Ruby Ultimate Parent Corp., Term Loan, 8.708%, (SOFR + 3.25%), 3/10/28	169	170,038
Symplr Software, Inc., Term Loan, 9.852%, (SOFR + 4.50%), 12/22/27	145	134,955
Waystar Technologies, Inc., Term Loan, 8.094%, (SOFR + 2.75%), 10/22/29	129	130,553
		$ 703,239
Hotels, Restaurants & Leisure — 1.9%
1011778 BC Unlimited Liability Co., Term Loan, 7.094%, (SOFR + 1.75%), 9/20/30	842	$ 839,983
Caesars Entertainment, Inc., Term Loan, 8.097%, (SOFR + 2.75%), 2/6/31	324	325,316
Carnival Corp., Term Loan, 8.094%, (SOFR + 2.75%), 10/18/28	285	287,268
ClubCorp Holdings, Inc., Term Loan, 10.596%, (SOFR + 5.00%), 9/18/26	220	221,947
Fertitta Entertainment LLC, Term Loan, 9.079%, (SOFR + 3.75%), 1/27/29	224	224,712
Flutter Financing BV, Term Loan, 7.585%, (SOFR + 2.25%), 11/29/30	448	448,981
IRB Holding Corp., Term Loan, 8.194%, (SOFR + 2.75%), 12/15/27	243	242,972
Playa Resorts Holding BV, Term Loan, 8.094%, (SOFR + 2.75%), 1/5/29	197	197,292
SeaWorld Parks & Entertainment, Inc., Term Loan, 7.844%, (SOFR + 2.50%), 8/25/28	122	121,729
		$ 2,910,200
Borrower/Description	Principal Amount* (000's omitted)	Value
Household Durables — 0.3%
ACProducts, Inc., Term Loan, 9.846%, (SOFR + 4.25%), 5/17/28	267	$ 213,000
Serta Simmons Bedding LLC:
Term Loan, 12.894%, (SOFR + 7.50%), 6/29/28	27	27,230
Term Loan, 12.949%, (SOFR + 7.50%), 6/29/28	252	205,128
		$ 445,358
Household Products — 0.2%
Kronos Acquisition Holdings, Inc., Term Loan, 9.314%, (SOFR + 4.00%), 6/27/31	225	$ 222,027
		$ 222,027
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Construction Finance Co. LP, Term Loan, 7.344%, (SOFR + 2.00%), 7/31/30	159	$ 159,000
		$ 159,000
Industrials Conglomerates — 0.2%
Kohler Energy Co. LLC, Term Loan, 10.085%, (SOFR + 4.75%), 5/1/31	325	$ 328,250
		$ 328,250
Insurance — 1.4%
Alliant Holdings Intermediate LLC, Term Loan, 8.845%, (SOFR + 3.50%), 11/6/30	121	$ 121,900
AmWINS Group, Inc., Term Loan, 7.708%, (SOFR + 2.25%), 2/19/28	603	604,983
Broadstreet Partners, Inc., Term Loan, 8.594%, (SOFR + 3.25%), 6/14/31	150	150,438
HUB International Ltd., Term Loan, 8.226%, (SOFR + 3.00%), 6/20/30(18)	543	544,607
Ryan Specialty Group LLC, Term Loan, 8.094%, (SOFR + 2.75%), 9/1/27	265	266,011
USI, Inc., Term Loan, 8.085%, (SOFR + 2.75%), 11/22/29	373	374,550
		$ 2,062,489
Interactive Media & Services — 0.1%
Getty Images, Inc., Term Loan, 9.935%, (SOFR + 4.50%), 2/19/26	87	$ 86,853
Match Group, Inc., Term Loan, 7.244%, (SOFR + 1.75%), 2/13/27	100	99,958
		$ 186,811

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
IT Services — 2.1%
Asurion LLC:
Term Loan, 8.708%, (SOFR + 3.25%), 12/23/26	483	$ 481,407
Term Loan, 8.708%, (SOFR + 3.25%), 7/31/27	39	38,386
Term Loan, 9.444%, (SOFR + 4.00%), 8/19/28	218	216,946
Term Loan - Second Lien, 10.708%, (SOFR + 5.25%), 1/31/28	50	46,500
Endure Digital, Inc., Term Loan, 8.949%, (SOFR + 3.50%), 2/10/28	437	392,486
Gainwell Acquisition Corp., Term Loan, 9.435%, (SOFR + 4.00%), 10/1/27	821	736,070
Go Daddy Operating Co. LLC, Term Loan, 7.344%, (SOFR + 2.00%), 11/9/29	483	484,077
Informatica LLC, Term Loan, 7.594%, (SOFR + 2.25%), 10/27/28	367	368,242
Rackspace Finance LLC:
Term Loan, 11.697%, (SOFR + 6.25%), 5/15/28	73	74,509
Term Loan - Second Lien, 8.197%, (SOFR + 2.75%), 5/15/28	368	172,525
Sedgwick Claims Management Services, Inc., Term Loan, 8.252%, (SOFR + 3.00%), 7/31/31	166	166,263
		$ 3,177,411
Life Sciences Tools & Services — 0.4%
Catalent Pharma Solutions, Inc., Term Loan, 7.46%, (SOFR + 2.00%), 2/22/28	143	$ 143,076
IQVIA, Inc., Term Loan, 7.335%, (SOFR + 2.00%), 1/2/31	199	200,244
Packaging Coordinators Midco, Inc., Term Loan, 8.585%, (SOFR + 3.25%), 11/30/27	218	219,605
Sotera Health Holdings LLC, Term Loan, 8.594%, (SOFR + 3.25%), 5/30/31	100	99,969
		$ 662,894
Machinery — 1.1%
Alliance Laundry Systems LLC, Term Loan, 8.905%, (SOFR + 3.50%), 10/8/27(18)	145	$ 146,193
American Trailer World Corp., Term Loan, 9.194%, (SOFR + 3.75%), 3/3/28	34	33,403
Apex Tool Group LLC:
Term Loan, 15.45%, (SOFR + 10.10%), 5.35% cash, 10.10% PIK, 2/8/30	151	145,640
Term Loan - Second Lien, 12.70%, (SOFR + 7.35%), 5.35% cash, 7.35% PIK, 2/8/29	65	63,238
Conair Holdings LLC, Term Loan, 9.208%, (SOFR + 3.75%), 5/17/28	219	212,157
CPM Holdings, Inc., Term Loan, 9.843%, (SOFR + 4.50%), 9/28/28	46	45,649
Borrower/Description	Principal Amount* (000's omitted)	Value
Machinery (continued)
EMRLD Borrower LP, Term Loan, 7.844%, (SOFR + 2.50%), 5/31/30	116	$ 116,514
Filtration Group Corp., Term Loan, 8.958%, (SOFR + 3.50%), 10/21/28	97	97,924
Gates Global LLC, Term Loan, 7.594%, (SOFR + 2.25%), 6/4/31	275	275,974
Icebox Holdco III, Inc., Term Loan, 9.346%, (SOFR + 3.75%), 12/22/28	122	123,058
SPX Flow, Inc., Term Loan, 8.844%, (SOFR + 3.50%), 4/5/29	140	140,673
TK Elevator U.S. Newco, Inc., Term Loan, 8.588%, (SOFR + 3.50%), 4/30/30	317	319,097
		$ 1,719,520
Media — 0.2%
Gray Television, Inc., Term Loan, 8.458%, (SOFR + 3.00%), 12/1/28	146	$ 135,424
Hubbard Radio LLC, Term Loan, 9.844%, (SOFR + 4.50%), 9/30/27	63	50,346
iHeartCommunications, Inc., Term Loan, 8.458%, (SOFR + 3.00%), 5/1/26	67	56,320
Sinclair Television Group, Inc., Term Loan, 8.014%, (SOFR + 2.50%), 9/30/26	95	90,941
		$ 333,031
Metals/Mining — 0.3%
Navoi Mining & Metallurgical Co., Term Loan, 10.065%, (SOFR + 4.76%), 4/23/27	168	$ 167,545
PMHC II, Inc., Term Loan, 9.704%, (SOFR + 4.25%), 4/23/29	197	193,466
Zekelman Industries, Inc., Term Loan, 7.60%, (SOFR + 2.25%), 1/24/31	119	119,429
		$ 480,440
Oil, Gas & Consumable Fuels — 0.4%
Freeport LNG Investments LLLP, Term Loan, 9.044%, (SOFR + 3.50%), 12/21/28	97	$ 96,444
Matador Bidco SARL, Term Loan, 9.535%, (SOFR + 4.25%), 7/16/29	131	131,252
Oryx Midstream Services Permian Basin LLC, Term Loan, 8.441%, (SOFR + 3.00%), 10/5/28	145	146,053
UGI Energy Services LLC, Term Loan, 7.844%, (SOFR + 2.50%), 2/22/30	216	217,496
		$ 591,245

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals — 0.6%
Elanco Animal Health, Inc., Term Loan, 7.193%, (SOFR + 1.75%), 8/1/27		204	$ 203,468
Jazz Financing Lux SARL, Term Loan, 7.594%, (SOFR + 2.25%), 5/5/28		218	218,930
Mallinckrodt International Finance SA:
Term Loan, 12.845%, (SOFR + 7.50%), 11/14/28		69	76,985
Term Loan - Second Lien, 14.845%, (SOFR + 9.50%), 11/14/28		394	426,933
			$ 926,316
Professional Services — 1.3%
AlixPartners LLP, Term Loan, 7.958%, (SOFR + 2.50%), 2/4/28		218	$ 218,776
Camelot U.S. Acquisition LLC, Term Loan, 8.094%, (SOFR + 2.75%), 1/31/31		344	345,005
CoreLogic, Inc., Term Loan, 8.958%, (SOFR + 3.50%), 6/2/28		237	234,295
Deerfield Dakota Holding LLC, Term Loan, 9.085%, (SOFR + 3.75%), 4/9/27		312	312,331
Employbridge Holding Co., Term Loan, 10.423%, (SOFR + 4.75%), 7/19/28(18)		219	140,975
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 7.374%, (1 mo. EURIBOR + 3.75%), 7/15/29	EUR	111	120,522
Teneo Holdings LLC, Term Loan, 10.094%, (SOFR + 4.75%), 3/13/31		150	150,513
Trans Union LLC, Term Loan, 7.347%, (SOFR + 2.00%), 12/1/28		182	182,663
Wood Mackenzie Ltd., Term Loan, 8.823%, (SOFR + 3.50%), 2/7/31		175	176,012
			$ 1,881,092
Real Estate Management & Development — 0.4%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 8.208%, (SOFR + 2.75%), 8/21/25		10	$ 9,781
Term Loan, 8.344%, (SOFR + 3.00%), 1/31/30		404	404,843
Term Loan, 9.094%, (SOFR + 3.75%), 1/31/30		167	167,521
			$ 582,145
Road & Rail — 0.3%
Kenan Advantage Group, Inc., Term Loan, 9.094%, (SOFR + 3.75%), 1/25/29		339	$ 339,709
Uber Technologies, Inc., Term Loan, 8.089%, (SOFR + 2.75%), 3/3/30		87	87,835
			$ 427,544
Borrower/Description	Principal Amount* (000's omitted)	Value
Semiconductors & Semiconductor Equipment — 0.1%
Altar Bidco, Inc., Term Loan, 7.947%, (SOFR + 3.10%), 2/1/29	172	$ 171,857
		$ 171,857
Software — 4.8%
Applied Systems, Inc., Term Loan, 8.835%, (SOFR + 3.50%), 2/24/31	673	$ 677,162
AppLovin Corp., Term Loan, 7.844%, (SOFR + 2.50%), 8/16/30	207	207,645
Astra Acquisition Corp.:
Term Loan, 10.585%, (SOFR + 5.25%), 10/25/28	119	38,519
Term Loan, 12.085%, (SOFR + 6.75%), 2/25/28	85	74,729
Term Loan, 18.665%, (SOFR + 13.33%), 10/25/29	188	57,469
Banff Merger Sub, Inc., Term Loan, 9.005%, (SOFR + 3.75%), 7/3/31	340	338,773
Central Parent, Inc., Term Loan, 8.585%, (SOFR + 3.25%), 7/6/29	323	319,852
Cloud Software Group, Inc., Term Loan, 9.335%, (SOFR + 4.00%), 3/30/29	223	223,070
Cloudera, Inc., Term Loan, 9.194%, (SOFR + 3.75%), 10/8/28	539	524,957
Constant Contact, Inc., Term Loan, 9.566%, (SOFR + 4.00%), 2/10/28	268	260,949
Cornerstone OnDemand, Inc., Term Loan, 9.208%, (SOFR + 3.75%), 10/16/28	196	184,748
Drake Software LLC, Term Loan, 9.595%, (SOFR + 4.25%), 6/26/31	250	245,000
E2open LLC, Term Loan, 8.958%, (SOFR + 3.50%), 2/4/28	121	121,658
ECI Macola Max Holding LLC, Term Loan, 9.085%, (SOFR + 3.75%), 5/9/30	218	219,866
Epicor Software Corp.:
Term Loan, 0.00%, 5/30/31(21)	26	26,089
Term Loan, 8.594%, (SOFR + 3.25%), 5/23/31	221	222,304
GoTo Group, Inc.:
Term Loan, 10.182%, (SOFR + 4.75%), 4/28/28	143	126,621
Term Loan - Second Lien, 10.182%, (SOFR + 4.75%), 4/28/28	95	38,947
Ivanti Software, Inc., Term Loan, 9.833%, (SOFR + 4.25%), 12/1/27	212	178,139
Marcel LUX IV SARL, Term Loan, 9.31%, (SOFR + 4.00%), 11/11/30	175	175,981
McAfee LLC, Term Loan, 8.593%, (SOFR + 3.25%), 3/1/29	393	393,049
Open Text Corp., Term Loan, 7.594%, (SOFR + 2.25%), 1/31/30	124	124,723
Polaris Newco LLC, Term Loan, 9.514%, (SOFR + 4.00%), 6/2/28	365	365,475

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
Proofpoint, Inc., Term Loan, 8.344%, (SOFR + 3.00%), 8/31/28	366	$ 367,195
RealPage, Inc., Term Loan, 8.458%, (SOFR + 3.00%), 4/24/28	389	379,827
Sabre GLBL, Inc., Term Loan, 9.694%, (SOFR + 4.25%), 6/30/28	175	160,563
SolarWinds Holdings, Inc., Term Loan, 8.10%, (SOFR + 2.75%), 2/5/30	248	249,366
UKG, Inc., Term Loan, 8.555%, (SOFR + 3.25%), 2/10/31	653	655,726
Veritas U.S., Inc., Term Loan, 10.458%, (SOFR + 5.00%), 9/1/25	385	339,673
		$ 7,298,075
Specialty Retail — 1.1%
Apro LLC, Term Loan, 9.077%, (SOFR + 3.75%), 7/9/31	75	$ 75,469
Great Outdoors Group LLC, Term Loan, 9.208%, (SOFR + 3.75%), 3/6/28	386	386,243
Harbor Freight Tools USA, Inc., Term Loan, 7.844%, (SOFR + 2.50%), 6/5/31	300	296,583
Hoya Midco LLC, Term Loan, 8.335%, (SOFR + 3.00%), 2/3/29	74	74,007
Les Schwab Tire Centers, Term Loan, 8.344%, (SOFR + 3.00%), 4/23/31	486	486,876
Mattress Firm, Inc., Term Loan, 9.846%, (SOFR + 4.25%), 9/25/28	164	164,255
PetSmart, Inc., Term Loan, 9.194%, (SOFR + 3.75%), 2/11/28	218	216,722
		$ 1,700,155
Trading Companies & Distributors — 0.8%
Foundation Building Materials Holding Co. LLC, Term Loan, 9.252%, (SOFR + 4.00%), 1/29/31(18)	175	$ 173,101
Park River Holdings, Inc., Term Loan, 8.843%, (SOFR + 3.25%), 12/28/27	97	92,118
Spin Holdco, Inc., Term Loan, 9.60%, (SOFR + 4.00%), 3/4/28	581	478,498
White Cap Buyer LLC, Term Loan, 8.594%, (SOFR + 3.25%), 10/19/29	314	312,613
Windsor Holdings III LLC, Term Loan, 9.345%, (SOFR + 4.00%), 8/1/30	174	175,365
		$ 1,231,695
Transportation Infrastructure — 0.1%
Brown Group Holding LLC, Term Loan, 8.094%, (SOFR + 2.75%), 7/1/31	183	$ 183,154
		$ 183,154
Borrower/Description	Principal Amount* (000's omitted)	Value
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd., Term Loan, 12.002%, (SOFR + 6.75%), 5/25/27	123	$ 119,603
		$ 119,603
Total Senior Floating-Rate Loans (identified cost $48,379,627)		$ 47,342,449

Sovereign Government Bonds — 16.3%
Security	Principal Amount* (000's omitted)		Value
Albania — 0.2%
Albania Government International Bonds:
3.50%, 11/23/31(15)	EUR	100	$ 98,475
5.90%, 6/9/28(15)	EUR	233	260,080
			$ 358,555
Angola — 0.7%
Angola Government International Bonds:
8.75%, 4/14/32(15)		810	$ 726,217
9.125%, 11/26/49(15)		400	330,827
			$ 1,057,044
Argentina — 0.2%
Argentina Republic Government International Bonds:
3.50% to 7/9/29, 7/9/41(3)		100	$ 39,776
4.125% to 7/9/27, 7/9/35(3)		300	125,967
5.00% to 1/9/38, 1/9/38(3)		300	138,298
			$ 304,041
Bahamas — 0.1%
Bahamas Government International Bonds, 8.95%, 10/15/32(15)		200	$ 198,484
			$ 198,484
Bahrain — 0.4%
Bahrain Government International Bonds:
5.625%, 9/30/31(15)		350	$ 333,698
6.75%, 9/20/29(15)		200	205,500
			$ 539,198

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Barbados — 0.2%
Barbados Government International Bonds, 6.50%, 10/1/29(1)		271	$ 258,710
			$ 258,710
Benin — 0.7%
Benin Government International Bonds:
4.875%, 1/19/32(15)	EUR	241	$ 222,550
4.95%, 1/22/35(15)	EUR	220	190,502
6.875%, 1/19/52(15)	EUR	445	383,165
7.96%, 2/13/38(15)		200	186,906
			$ 983,123
Cameroon — 0.7%
Republic of Cameroon International Bonds:
5.95%, 7/7/32(15)	EUR	100	$ 85,247
9.50%, 7/31/31(15)		980	939,575
			$ 1,024,822
Chile — 0.3%
Chile Government International Bonds, 2.55%, 7/27/33		550	$ 454,438
			$ 454,438
Colombia — 0.3%
Colombia Government International Bonds:
3.25%, 4/22/32		420	$ 329,908
4.125%, 5/15/51		200	122,473
			$ 452,381
Costa Rica — 0.1%
Costa Rica Government International Bonds, 6.55%, 4/3/34(15)		200	$ 207,685
			$ 207,685
Croatia — 0.1%
Croatia Government International Bonds, 1.75%, 3/4/41(15)	EUR	100	$ 84,084
			$ 84,084
Dominican Republic — 0.4%
Dominican Republic International Bonds:
5.875%, 1/30/60(15)		191	$ 165,686
5.95%, 1/25/27(15)		200	200,862
6.00%, 7/19/28(15)		200	201,167
			$ 567,715
Security	Principal Amount* (000's omitted)		Value
Ecuador — 0.5%
Ecuador Government International Bonds:
0.00%, 7/31/30(15)		385	$ 198,084
2.50% to 7/31/24, 7/31/40(3)(15)		1,032	418,310
5.00%, 7/31/40(15)		228	92,383
5.50% to 7/31/25, 7/31/35(3)(15)		18	9,793
6.90% to 7/31/30, 7/31/30(3)(15)		89	60,852
			$ 779,422
Egypt — 1.1%
Egypt Government International Bonds:
5.625%, 4/16/30(15)	EUR	402	$ 355,012
7.053%, 1/15/32(15)		276	226,973
7.903%, 2/21/48(15)		200	144,350
8.15%, 11/20/59(15)		200	144,712
8.50%, 1/31/47(15)		550	416,068
8.70%, 3/1/49(15)		200	153,996
8.875%, 5/29/50(15)		200	155,954
			$ 1,597,065
El Salvador — 0.1%
El Salvador Government International Bonds, 8.25%, 4/10/32(15)		170	$ 137,913
			$ 137,913
Ethiopia — 0.5%
Ethiopia International Bonds, 6.625%, 12/11/24(15)(16)		875	$ 690,968
			$ 690,968
Ghana — 0.6%
Ghana Government International Bonds:
7.625%, 5/16/29(15)(16)		490	$ 248,320
7.75%, 4/7/29(15)(16)		290	147,411
8.125%, 3/26/32(15)(16)		290	148,987
8.627%, 6/16/49(15)(16)		320	161,688
8.875%, 5/7/42(15)(16)		290	148,367
			$ 854,773
Guatemala — 0.1%
Guatemala Government Bonds, 5.375%, 4/24/32(15)		200	$ 193,891
			$ 193,891
Hungary — 0.4%
Hungary Government International Bonds:
2.125%, 9/22/31(15)		310	$ 250,495

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Hungary (continued)
Hungary Government International Bonds: (continued)
6.25%, 9/22/32(1)(15)		400	$ 419,235
			$ 669,730
India — 0.2%
Export-Import Bank of India, 2.25%, 1/13/31(15)		368	$ 310,258
			$ 310,258
Indonesia — 0.4%
Indonesia Government International Bonds:
4.70%, 2/10/34		400	$ 393,194
5.10%, 2/10/54		266	256,490
			$ 649,684
Ivory Coast — 0.5%
Ivory Coast Government International Bonds:
6.625%, 3/22/48(15)	EUR	325	$ 274,785
6.875%, 10/17/40(15)	EUR	150	136,488
8.25%, 1/30/37(15)		392	380,049
			$ 791,322
Jordan — 0.1%
Jordan Government International Bonds, 5.85%, 7/7/30(15)		200	$ 183,826
			$ 183,826
Kazakhstan — 0.2%
Kazakhstan Government International Bonds, 6.50%, 7/21/45(15)		210	$ 241,429
			$ 241,429
Kenya — 0.4%
Republic of Kenya Government International Bonds, 9.75%, 2/16/31(15)		660	$ 629,634
			$ 629,634
Lebanon — 0.0%(11)
Lebanon Government International Bonds:
6.10%, 10/4/22(15)(16)		200	$ 13,500
6.375%, 3/9/49(16)		385	27,864
			$ 41,364
Security	Principal Amount* (000's omitted)		Value
Mexico — 0.4%
Mexico Government International Bonds:
4.875%, 5/19/33		250	$ 235,417
5.00%, 4/27/51		200	163,703
5.40%, 2/9/28		210	212,030
			$ 611,150
Montenegro — 0.2%
Montenegro Government International Bonds, 7.25%, 3/12/31(15)		243	$ 247,714
			$ 247,714
Nigeria — 0.3%
Nigeria Government International Bonds:
7.375%, 9/28/33(15)		200	$ 164,000
7.875%, 2/16/32(15)		200	174,001
8.25%, 9/28/51(15)		200	154,500
			$ 492,501
North Macedonia — 0.1%
North Macedonia Government International Bonds, 6.96%, 3/13/27(15)	EUR	113	$ 127,364
			$ 127,364
Oman — 0.4%
Oman Government International Bonds:
6.25%, 1/25/31(15)		200	$ 209,179
7.375%, 10/28/32(15)		351	393,590
			$ 602,769
Pakistan — 0.1%
Pakistan Government International Bonds, 7.375%, 4/8/31(15)		200	$ 159,500
			$ 159,500
Panama — 0.2%
Panama Government International Bonds:
3.16%, 1/23/30		200	$ 172,470
6.70%, 1/26/36		200	200,126
			$ 372,596
Paraguay — 0.2%
Paraguay Government International Bonds, 4.95%, 4/28/31(15)		259	$ 253,429
			$ 253,429

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Peru — 0.3%
Peru Government International Bonds:
2.783%, 1/23/31		150	$ 130,241
3.00%, 1/15/34		150	124,331
3.30%, 3/11/41		170	129,231
			$ 383,803
Philippines — 0.3%
Philippines Government International Bonds:
5.00%, 7/17/33		240	$ 240,364
5.50%, 1/17/48		230	234,686
			$ 475,050
Romania — 0.4%
Romania Government International Bonds:
1.75%, 7/13/30(15)	EUR	260	$ 234,336
2.75%, 2/26/26(15)	EUR	84	89,616
3.375%, 1/28/50(15)	EUR	150	110,416
6.625%, 9/27/29(15)	EUR	160	187,875
			$ 622,243
Serbia — 0.2%
Serbia International Bonds, 2.125%, 12/1/30(15)		405	$ 330,080
			$ 330,080
Sri Lanka — 0.6%
Sri Lanka Government International Bonds:
5.75%, 4/18/23(15)(16)		370	$ 206,251
6.20%, 5/11/27(15)(16)		450	251,732
6.85%, 11/3/25(15)(16)		704	401,185
			$ 859,168
Suriname — 0.7%
Suriname Government International Bonds:
0.00%, Oil-Linked, 12/31/50(1)		431	$ 379,280
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(1)		654	633,978
			$ 1,013,258
Tunisia — 0.1%
Tunisian Republic, 6.375%, 7/15/26(15)	EUR	218	$ 210,155
			$ 210,155
Turkey — 0.5%
Turkiye Government International Bonds:
4.25%, 4/14/26		200	$ 194,813
Security	Principal Amount* (000's omitted)	Value
Turkey (continued)
Turkiye Government International Bonds: (continued)
4.875%, 4/16/43	200	$ 143,879
6.125%, 10/24/28	300	297,187
6.75%, 5/30/40	200	185,932
		$ 821,811
Ukraine — 0.3%
Ukraine Government International Bonds:
7.253%, 3/15/35(15)(16)	400	$ 123,387
7.75%, 9/1/24(15)(16)	376	137,959
7.75%, 9/1/25(15)(16)	300	109,943
7.75%, 9/1/28(15)(16)	320	102,940
7.75%, 9/1/29(15)(16)	100	32,346
		$ 506,575
United Arab Emirates — 0.6%
Finance Department Government of Sharjah:
4.375%, 3/10/51(15)	200	$ 140,478
6.50%, 11/23/32(1)(15)	740	778,511
		$ 918,989
Uruguay — 0.2%
Uruguay Government International Bonds:
4.375%, 1/23/31	100	$ 98,525
5.10%, 6/18/50	130	125,242
5.75%, 10/28/34	140	148,711
		$ 372,478
Uzbekistan — 0.4%
National Bank of Uzbekistan, 8.50%, 7/5/29(15)	240	$ 238,467
Republic of Uzbekistan International Bonds:
5.375%, 2/20/29(15)	200	187,322
6.90%, 2/28/32(15)	200	196,234
		$ 622,023
Venezuela — 0.2%
Venezuela Government International Bonds:
6.00%, 12/9/20(15)(16)	171	$ 22,990
7.00%, 3/31/38(15)(16)	75	10,932
7.65%, 4/21/25(15)(16)	269	42,091
7.75%, 10/13/19(15)(16)	188	27,289
8.25%, 10/13/24(15)(16)	221	34,550
9.00%, 5/7/23(15)(16)	49	7,640
9.25%, 9/15/27(16)	356	65,234

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Venezuela (continued)
Venezuela Government International Bonds: (continued)
9.25%, 5/7/28(15)(16)	227	$ 39,281
9.375%, 1/13/34(16)	20	3,898
11.75%, 10/21/26(15)(16)	102	18,811
11.95%, 8/5/31(15)(16)	84	15,419
12.75%, 8/23/22(15)(16)	73	13,153
		$ 301,288
Zambia — 0.1%
Zambia Government International Bonds, 5.75% to 6/30/31, 6/30/33(3)(15)	88	$ 77,629
		$ 77,629
Total Sovereign Government Bonds (identified cost $24,446,013)		$ 24,643,132

Sovereign Loans — 1.0%
Borrower/Description	Principal Amount* (000's omitted)		Value
Bahamas — 0.2%
Commonwealth of the Bahamas, Term Loan, 10.512%, (3 mo. EURIBOR + 6.85%), 11/24/28(2)	EUR	330	$ 357,142
			$ 357,142
Tanzania — 0.8%
Government of the United Republic of Tanzania, Term Loan, 12.022%, (6 mo. SOFR + 6.30%), 4/28/31(2)		1,202	$ 1,221,598
			$ 1,221,598
Total Sovereign Loans (identified cost $1,562,251)			$ 1,578,740

U.S. Government Agency Mortgage-Backed Securities — 15.6%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.525%, (COF + 1.254%), 1/1/35(22)	$94	$ 91,543
5.00%, 8/1/52	2,299	2,271,116
6.15%, 7/20/27	32	32,076
7.50%, 11/17/24	2	1,755
9.00%, 3/1/31	2	1,792
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
5.00%, with various maturities to 2040	$535	$ 540,235
5.50%, with various maturities to 2033	316	322,537
6.35%, (COF + 2.004%), 7/1/32(22)	72	72,987
6.398%, (6 mo. RFUCCT + 1.541%), 9/1/37(22)	113	114,265
Government National Mortgage Association:
4.50%, 10/15/47	87	85,512
5.00%, 6/20/52	1,857	1,839,929
5.50%, 30-Year, TBA(23)	5,450	5,467,677
5.50%, with various maturities to 2062	1,626	1,636,523
6.00%, with various maturities to 2054	744	758,598
6.50%, 30-Year, TBA(23)	300	305,774
6.50%, 1/20/54	497	510,727
7.00%, 2/20/54	1,148	1,201,032
7.50%, with various maturities to 2054	1,186	1,243,441
8.00%, 3/15/34	151	154,931
8.50%, 1/20/49	1,162	1,190,009
Uniform Mortgage-Backed Security:
5.50%, 30-Year, TBA(23)	300	300,563
6.00%, 30-Year, TBA(23)	5,300	5,377,222
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $23,659,111)		$ 23,520,244

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(9)(12)	104	$ 0
Total Warrants (identified cost $0)		$ 0

Miscellaneous — 0.0%
Security	Principal Amount	Value
Pharmaceuticals — 0.0%
Endo Design LLC, Escrow Certificates(9)(12)	$500,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.1%
Affiliated Fund — 0.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(24)	1,197,009	$ 1,197,009
Total Affiliated Fund (identified cost $1,197,009)		$ 1,197,009

U.S. Treasury Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 8/22/24(25)	$167	$ 166,487
0.00%, 9/5/24(25)	164	163,159
0.00%, 10/10/24	169	167,304
Total U.S. Treasury Obligations (identified cost $496,951)		$ 496,950
Total Short-Term Investments (identified cost $1,693,960)		$ 1,693,959
Total Investments — 121.9% (identified cost $196,318,095)		$183,925,967
Less Unfunded Loan Commitments — (0.0)%(11)		$ (25,879)
Net Investments — 121.9% (identified cost $196,292,216)		$183,900,088
Other Assets, Less Liabilities — (21.9)%		$(33,045,069)
Net Assets — 100.0%		$150,855,019
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2024, the aggregate value of these securities is $57,672,445 or 38.2% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2024.
(3)	Step coupon security. Interest rate represents the rate in effect at July 31, 2024.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2024.
(5)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2024.
(7)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(8)	Represents an investment in an issuer that may be deemed to be an affiliate.
(9)	Non-income producing security.
(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(11)	Amount is less than 0.05% or (0.05)%, as applicable.
(12)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(13)	Restricted security.
(14)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(15)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2024, the aggregate value of these securities is $19,145,705 or 12.7% of the Fund's net assets.
(16)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(17)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(18)	The stated interest rate represents the weighted average interest rate at July 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(19)	This Senior Loan will settle after July 31, 2024, at which time the interest rate will be determined.
(20)	Principal amount is less than $500.

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

(21)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At July 31, 2024, the total value of unfunded loan commitments is $26,089.
(22)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2024.
(23)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(24)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2024.
(25)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	307,386	USD	332,534	9/18/24	$ 864
USD	155,041	EUR	142,000	9/18/24	1,024
USD	152,858	EUR	140,000	9/18/24	1,010
USD	2,607	EUR	2,410	9/18/24	(7)
USD	90,328	EUR	83,497	9/18/24	(235)
USD	195,477	EUR	180,693	9/18/24	(508)
USD	343,020	EUR	317,078	9/18/24	(891)
USD	678,558	EUR	627,241	9/18/24	(1,764)
USD	776,723	EUR	717,982	9/18/24	(2,019)
USD	832,751	EUR	769,773	9/18/24	(2,164)
USD	841,993	EUR	778,316	9/18/24	(2,188)
USD	997,630	EUR	922,183	9/18/24	(2,593)
					$(9,471)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	402,233	EUR	374,764	Standard Chartered Bank	8/2/24	$ —	$(3,356)
USD	360,529	EUR	330,000	Bank of America, N.A.	8/8/24	3,288	—
EUR	136,790	USD	149,415	Citibank, N.A.	8/9/24	—	(1,326)
EUR	5,210	USD	5,691	JPMorgan Chase Bank, N.A.	8/9/24	—	(51)
EUR	304,591	USD	331,653	State Street Bank and Trust Company	8/9/24	—	(1,904)
EUR	300,000	USD	326,798	State Street Bank and Trust Company	8/9/24	—	(2,019)
USD	406,130	EUR	374,765	Standard Chartered Bank	9/3/24	—	(63)
EUR	89,853	USD	97,292	Citibank, N.A.	9/6/24	110	—

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	236,735	USD	256,429	JPMorgan Chase Bank, N.A.	9/6/24	$ 195	$ —
						$3,593	$(8,719)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	47	Long	9/30/24	$ 9,652,258	$ 88,823
U.S. 5-Year Treasury Note	91	Long	9/30/24	9,818,047	216,767
U.S. 10-Year Treasury Note	8	Long	9/19/24	894,500	28,119
U.S. Ultra 10-Year Treasury Note	10	Long	9/19/24	1,155,782	32,969
Euro-Bobl	(12)	Short	9/6/24	(1,526,102)	(26,797)
Euro-Bund	(4)	Short	9/6/24	(578,917)	(17,586)
Euro-Buxl	(3)	Short	9/6/24	(437,467)	(25,065)
Euro-Schatz	(2)	Short	9/6/24	(229,599)	(1,926)
U.S. 2-Year Treasury Note	(4)	Short	9/30/24	(821,468)	(7,054)
U.S. 5-Year Treasury Note	(43)	Short	9/30/24	(4,639,297)	(68,520)
U.S. 10-Year Treasury Note	(11)	Short	9/19/24	(1,229,938)	(31,011)
U.S. Long Treasury Bond	(16)	Short	9/19/24	(1,932,500)	(79,530)
U.S. Ultra-Long Treasury Bond	(23)	Short	9/19/24	(2,943,281)	(130,180)
					$(20,991)
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	$ 2,518	1.00% (pays quarterly)(1)	1.58%	6/20/29	$ (60,002)	$ 36,361	$(23,641)
Colombia	5,000	1.00% (pays quarterly)(1)	1.86	6/20/29	(179,832)	153,016	(26,816)
Croatia	5,000	1.00% (pays quarterly)(1)	0.85	6/20/29	38,371	(40,960)	(2,589)
Egypt	180	1.00% (pays quarterly)(1)	6.12	12/20/28	(32,187)	48,015	15,828
Hungary	2,200	1.00% (pays quarterly)(1)	1.19	6/20/29	(15,629)	32,601	16,972
Indonesia	4,140	1.00% (pays quarterly)(1)	0.75	6/20/29	50,831	(49,572)	1,259
Mexico	2,500	1.00% (pays quarterly)(1)	1.10	6/20/29	(6,893)	(8,615)	(15,508)

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (Centrally Cleared) (continued)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Peru	$ 2,000	1.00% (pays quarterly)(1)	0.75%	6/20/29	$ 24,209	$(29,549)	$ (5,340)
Romania	4,000	1.00% (pays quarterly)(1)	1.53	6/20/29	(67,885)	108,981	41,096
Total	$27,538				$(249,017)	$250,278	$1,261
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Philippines	$1,130	1.00% (pays quarterly)(1)	6/20/29	$(18,497)	$16,545	$(1,952)
Total				$(18,497)	$16,545	$(1,952)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	Citibank, N.A.	$1,050	1.00% (pays quarterly)(1)	2.26%	12/20/31	$ (78,516)	$112,396	$ 33,880
Ivory Coast	Barclays Bank PLC	1,000	1.00% (pays quarterly)(1)	1.71	6/20/25	(4,988)	13,253	8,265
Ivory Coast	Barclays Bank PLC	588	1.00% (pays quarterly)(1)	2.84	6/20/27	(27,657)	44,000	16,343
Ivory Coast	Deutsche Bank AG	1,369	1.00% (pays quarterly)(1)	2.84	6/20/27	(64,379)	102,587	38,208
Ivory Coast	Deutsche Bank AG	1,525	1.00% (pays quarterly)(1)	2.84	6/20/27	(71,729)	114,163	42,434
Mexico	Citibank, N.A.	688	1.00% (pays quarterly)(1)	1.54	12/20/31	(22,293)	22,711	418
Total		$6,220				$(269,562)	$409,110	$139,548

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2024, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $33,758,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
COF	– Cost of Funds 11th District
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PCL	– Public Company Limited
PIK	– Payment In Kind
RFUCCT	– FTSE USD IBOR Consumer Cash Fallbacks Term
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar
At July 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
Interest Rate Risk: The Fund utilizes futures contracts to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.
Restricted Securities
At July 31, 2024, the Fund owned the following security (representing less than 0.05% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Endo, Inc.	4/23/24	73	$932	$1,925
Total Restricted Securities			$932	$1,925

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At July 31, 2024, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $2,804,974, which represents 1.9% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class B, 4.306%, 6/15/47	$219,763	$ —	$(139,287)	$ —	$3,078	$95,928	$19,374	$100,713
Series 2016-C29, Class D, 3.00%, 5/15/49	724,848	—	—	—	103,688	832,887	26,850	1,000,000
Series 2016-C32, Class D, 3.396%, 12/15/49	165,101	—	—	—	5,329	171,626	7,564	250,000
Morgan Stanley Capital I Trust, Series 2016-UBS12, Class D, 3.312%, 12/15/49	523,854	—	—	—	(22,008)	507,524	30,519	1,000,000
Short-Term Investments
Liquidity Fund, Institutional Class(1)	4,286,237	85,784,050	(88,873,278)	—	—	1,197,009	342,280	1,197,009
Total				$ —	$90,087	$2,804,974	$426,587
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2024, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 25,177,278	$ —	$ 25,177,278
Collateralized Mortgage Obligations	—	28,052,931	—	28,052,931
Commercial Mortgage-Backed Securities	—	10,902,903	—	10,902,903
Common Stocks	10,062	998,187	1,925	1,010,174
Corporate Bonds	—	20,004,157	—	20,004,157
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	47,206,594	109,976	47,316,570
Sovereign Government Bonds	—	24,643,132	—	24,643,132
Sovereign Loans	—	1,578,740	—	1,578,740
U.S. Government Agency Mortgage-Backed Securities	—	23,520,244	—	23,520,244
Warrants	—	—	0	0
Miscellaneous	—	—	0	0

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Short-Term Investments:
Affiliated Fund	$1,197,009	$ —	$ —	$ 1,197,009
U.S. Treasury Obligations	—	496,950	—	496,950
Total Investments	$1,207,071	$182,581,116	$111,901	$183,900,088
Forward Foreign Currency Exchange Contracts	$ —	$ 6,491	$ —	$ 6,491
Futures Contracts	366,678	—	—	366,678
Swap Contracts	—	113,411	—	113,411
Total	$1,573,749	$182,701,018	$111,901	$184,386,668
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (21,088)	$ —	$ (21,088)
Futures Contracts	(387,669)	—	—	(387,669)
Swap Contracts	—	(650,487)	—	(650,487)
Total	$ (387,669)	$ (671,575)	$ —	$ (1,059,244)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2024 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.